Trade and other receivables (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [Abstract]
Trade receivables from contracts with customers		$ 10,706	$ 15,213
Other current receivables		1,774	992
Collateral receivables		2,186	3,468
Receivables from participation in joint operations and similar arrangements		471	661
Receivables from equity accounted associated companies and other related parties		1,056	1,276
Total financial trade and other receivables		16,193	21,611
Non-financial trade and other receivables		740	841
Trade and other receivables	[1]	$ 16,933	$ 22,452

[1]	Of which Trade receivables of USD 13,017 million in 2023 and USD 17,334 million in 2022.